Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Deferred tax assets valuation allowance	$ 496	$ 2,222
Net change in total valuation allowance	1,726	865	$ 656
Major foreign subsidiaries NOL	$ 800
The Company and its subsidiaries in Israel NOL carryforwards, aggregate amount		$ 46,028
Effective income tax rate	24.00%	25.00%	26.50%
Corporate statutory tax rate on 2018 and thereafter		23.00%
Corporate statutory tax rate on 2017		24.00%
Deferred tax assets	$ 4,733	$ 4,729
Israel [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	496
Deferred tax assets	3,314
Beneficiating Enterprise [Member]
Operating Loss Carryforwards [Line Items]
Tax-exempt earnings		14,923
Contingent income tax liabilities, Dividend distribution		3,730
Approved Enterprise [Member]
Operating Loss Carryforwards [Line Items]
Tax-exempt earnings		20,636
Contingent income tax liabilities, Dividend distribution		$ 5,157
Subsidiary [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets valuation allowance	240
Net change in total valuation allowance	$ 1,446